Revenue from Private Funds and Advisory Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	$ 50,693	$ 34,090	[1]
Asset management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	12,719	12,061
Performance fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	8,909	2,836
Development fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	24,418	18,298
Property management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	$ 4,647	$ 895

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.